Average Annual Total Returns{- Fidelity ZERO Total Market Index Fund} - 10.31 Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund Combo Pro-05 - Fidelity ZERO Total Market Index Fund
	Fidelity ZERO Total Market Index Fund Return Before Taxes Past 1 year	Fidelity ZERO Total Market Index Fund Return Before Taxes Since Inception		Fidelity ZERO Total Market Index Fund After Taxes on Distributions Past 1 year	Fidelity ZERO Total Market Index Fund After Taxes on Distributions Since Inception		Fidelity ZERO Total Market Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity ZERO Total Market Index Fund After Taxes on Distributions and Sales Since Inception		IXYSR Past 1 year	IXYSR Since Inception
Total	26.01%	18.01%	[1]	25.57%	17.59%	[1]	15.60%	14.21%	[1]	26.03%	18.00%	[1]

[1]	(a)From August 2, 2018